Equity (Stock-based Compensation Plans) (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Jan. 03, 2017
Vesting period	4 years
Weighted average remaining contractual life	5 years 6 months
Total intrinsic value of options exercised	$ 7,200	$ 1,500	$ 4,600
Unvested number of shares	2,200,000
Unrecognized compensation cost	$ 22,300
Weighted average period over which unrecognized compensation cost will be recognized	2 years 10 months 25 days
Restricted Stock [Member]
Value of equity classified RSUs vested	$ 6,800
Unrecognized compensation cost	$ 2,900
Weighted average period over which unrecognized compensation cost will be recognized	2 years 9 months 18 days
Employee Stock Option [Member]
Expected option term			6 years
2012 Plan [Member]
Expected option term	10 years
Equity Incentive Plan, shares authorized	1,900,000
Increase of shares reserved				500,000
2012 Plan [Member] | Employee Stock Option [Member]
Vesting period	4 years